Subsequent events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent events

24.	Subsequent events

No facts or operations, other than disclosed, occurred between the closing date of the fiscal year and the date of issuance of these financial statements that may significantly affect such financial statements.